UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08238

Morgan Stanley India Investment Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31, 2013

Date of reporting period:	September 30, 2013

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley India Investment Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2013 (unaudited)

	Shares	Value (000)
Common Stocks (97.4%)

Auto Components (2.3%)
Motherson Sumi Systems Ltd.	1,946,210	$7,171

Automobiles (0.5%)
Tata Motors Ltd., Class A	631,754	1,649

Chemicals (1.8%)
Asian Paints Ltd.	761,110	5,580

Commercial Banks (13.1%)
HDFC Bank Ltd.	2,270,845	21,491
ICICI Bank Ltd.	377,083	5,319
IndusInd Bank Ltd.	1,762,791	10,374
ING Vysya Bank Ltd.	425,960	3,771
		40,955
Construction & Engineering (1.6%)
Gammon India Ltd. (a)	2,545,382	482
Larsen & Toubro Ltd.	356,950	4,492
		4,974
Construction Materials (5.0%)
Shree Cement Ltd.	104,099	6,864
The Ramco Cements Ltd.	1,224,000	3,489
Ultratech Cement Ltd.	180,000	5,199
		15,552
Consumer Finance (4.8%)
Cholamandalam Investment and Finance Co., Ltd.	380,301	1,367
Mahindra & Mahindra Financial Services Ltd.	2,007,495	8,255
SKS Microfinance Ltd. (a)	2,660,475	5,459
		15,081
Diversified Telecommunication Services (1.0%)
Bharti Infratel Ltd.	1,181,775	2,967

Food Products (0.8%)
McLeod Russel India Ltd.	639,493	2,560

Health Care Equipment & Supplies (0.3%)
Opto Circuits India Ltd. (a)	2,600,000	855

Household Products (1.2%)
Jyothy Laboratories Ltd.	1,418,342	3,807

Independent Power Producers & Energy Traders (2.8%)
Jaiprakash Power Ventures Ltd. (a)	8,288,830	2,029
NTPC Ltd.	2,890,000	6,803
		8,832
Information Technology Services (20.9%)
Cognizant Technology Solutions Corp., Class A (a)	226,000	18,559
HCL Technologies Ltd.	823,030	14,245
Infosys Ltd.	292,181	14,067
Infosys Technologies Ltd. (a)(b)(c)	6,400	154

Tata Consultancy Services Ltd.	595,583	18,344
		65,369
Internet Software & Services (1.4%)
Just Dial Ltd. (a)	331,897	4,477

Machinery (2.9%)
Eicher Motors Ltd.	158,900	9,043

Media (4.0%)
Hathway Cable & Datacom Ltd. (a)	394,700	1,809
Sun TV Network Ltd.	891,070	5,601
Zee Entertainment Enterprises Ltd.	1,377,800	5,026
		12,436
Metals & Mining (1.2%)
Hindustan Zinc Ltd.	1,744,770	3,733

Oil, Gas & Consumable Fuels (8.4%)
Bharat Petroleum Corp., Ltd.	792,908	4,194
Essar Oil Ltd. (a)	3,534,640	2,810
Reliance Industries Ltd.	1,463,591	19,245
		26,249
Personal Products (0.3%)
Colgate-Palmolive India Ltd.	50,430	999

Pharmaceuticals (7.8%)
Glenmark Pharmaceuticals Ltd.	1,321,889	11,200
Lupin Ltd.	292,670	4,006
Sun Pharmaceutical Industries Ltd.	979,883	9,300
		24,506
Real Estate Management & Development (2.1%)
Oberoi Realty Ltd.	1,604,027	4,327
Prestige Estates Projects Ltd.	1,171,531	2,200
		6,527
Software (1.6%)
KPIT Technologies Ltd.	2,464,301	5,144

Textiles, Apparel & Luxury Goods (1.8%)
Bata India Ltd.	413,353	5,661

Tobacco (6.6%)
ITC Ltd.	3,254,943	17,684
VST Industries Ltd.	128,312	3,077
		20,761
Wireless Telecommunication Services (3.2%)
Idea Cellular Ltd.	3,780,527	10,156
Total Common Stocks (Cost $296,127)		305,044

Short-Term Investment (0.3%)

Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d) (Cost $1,049)	1,048,648	1,049

Total Investments (97.7%) (Cost $297,176) (e)+	306,093
Other Assets in Excess of Liabilities (2.3%)	7,104
Net Assets (100.0%)	$313,197

(a)	Non-income producing security.
(b)

At September 30, 2013, the Fund held a fair valued security valued at approximately $154,000, representing 0.1% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(c)	Security has been deemed illiquid at September 30, 2013.
(d)

The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Fund in the Liquidity Funds.

(e)

The approximate fair value and percentage of net assets, $286,331,000 and 91.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+

At September 30, 2013, the U.S. Federal income tax cost basis of investments was approximately $297,176,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $8,917,000 of which approximately $57,427,000 related to appreciated securities and approximately $48,510,000 related to depreciated securities.

Morgan Stanley India Investment Fund, Inc.

Notes to the Portfolio of Investments • September 30, 2013 (unaudited)

Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked prices. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors (the “Directors”). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser.

Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurements and Disclosures” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Auto Components	$—	$7,171	$—	$7,171
Automobiles	—	1,649	—	1,649
Chemicals	—	5,580	—	5,580
Commercial Banks	—	40,955	—	40,955
Construction & Engineering	—	4,974	—	4,974
Construction Materials	—	15,552	—	15,552
Consumer Finance	—	15,081	—	15,081
Diversified Telecommunication Services	—	2,967	—	2,967
Food Products	—	2,560	—	2,560
Health Care Equipment & Supplies	—	855	—	855
Household Products	—	3,807	—	3,807
Independent Power Producers & Energy Traders	—	8,832	—	8,832
Information Technology Services	18,559	46,656	154	65,369
Internet Software & Services	—	4,477	—	4,477
Machinery	—	9,043	—	9,043
Media	—	12,436	—	12,436
Metals & Mining	—	3,733	—	3,733
Oil, Gas & Consumable Fuels	—	26,249	—	26,249
Personal Products	—	999	—	999
Pharmaceuticals	—	24,506	—	24,506
Real Estate Management & Development	—	6,527	—	6,527
Software	—	5,144	—	5,144
Textiles, Apparel & Luxury Goods	—	5,661	—	5,661
Tobacco	—	20,761	—	20,761
Wireless Telecommunication Services	—	10,156	—	10,156
Total Common Stocks	18,559	286,331	154	305,044
Short-Term Investment - Investment Company	1,049	—	—	1,049
Total Assets	$19,608	$286,331	$154	$306,093

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2013, securities with a total value of approximately $2,967,000 transferred from Level 1 to Level 2. Securities that were valued using unadjusted quoted prices at December 31, 2012 were valued using significant other inputs at September 30, 2013.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stocks (000)
Beginning Balance	$1,783
Purchases	—
Sales	(2,006)
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate action	—
Change in unrealized appreciation/depreciation	377
Realized gains (losses)	—
Ending Balance	$154

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2013	$377

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2013.

						Impact to
	Fair Value at	Valuation	Unobservable		Weighted	Valuation from an
	September 30, 2013 (000)	Technique	Input	Range	Average	Increase in Input
Information Technology Services
Common Stock	$154	Market Transaction	Discount for Lack of Marketability	—	50.0%	Decrease

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley India Investment Fund, Inc.

/s/ John Gernon
John Gernon
Principal Executive Officer
November 12, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John Gernon
John Gernon
Principal Executive Officer
November 12, 2013

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 12, 2013